Organization and Background (Details) $ / shares in Units, $ in Millions		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 08, 2020 USD ($) agreement $ / shares shares	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) office segment	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) agreement office	Dec. 31, 2018 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Repurchase of shares, value		$ 11.9
Merger consideration payable			$ 24.0	$ 0.3
Conversion ratio	0
Number of tax receivable agreements | agreement	2
Number of subsidiaries, corporations | segment			2
ZoomInfo HoldCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership of consolidated entity (as a percent)			98.00%
Blocker Mergers
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Merger consideration payable	$ 5.5
IPO | Class A common stock
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of shares sold | shares	51,175,000
Public offering price (in dollars per share) | $ / shares	$ 21.00
Net proceeds	$ 1,019.6
U.S.
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office			6
Israel
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office			1
DiscoverOrg Holdings
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Repurchase of shares, value					$ 5.6
Merger consideration payable					$ 0.3	$ 0.0
Number of subsidiaries, partnerships | agreement					2
Number of subsidiaries, limited liability companies | agreement					11
Number of subsidiaries, corporations | agreement					2
Number of subsidiaries, foreign entities | agreement					1
DiscoverOrg Holdings | U.S.
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office					7
DiscoverOrg Holdings | Israel
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of offices | office					1
ZoomInfo HoldCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of shares repurchased | shares	48,528,783
Repurchase of shares, value	$ 966.9
ZoomInfo HoldCo | OpCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Ownership of non-consolidated entity (as a percent)			39.00%
OpCo
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Number of shares repurchased | shares	2,370,948
Repurchase of shares, value	$ 47.2